Capital expenditures and divestitures	6 Months Ended
Jun. 30, 2020
Capital expenditures and divestitures [Abstract]
Disclosure of capital expenditures and divestitures [text block]

Capital expenditures and divestitures

During the first half of 2020, the Group did not make any significant capital expenditures or divestitures.